Fair Value Measurements And Disclosure (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements And Disclosure
Fixed income investments - maturities under 1 year	$ 102
Fixed income investments - maturities between 1 to 3 years	417
Fixed income investments - maturities between 3 to 5 years	75
Fixed income investments - maturities for 5 or more years	242
Anticipated reclassification of holding gains (losses) during the next 12 months - cash flow hedges	39
Collateral received from counterparty	599	1,600
Collateral submitted to counterparty	530	8
Collateral contingently payable to the counterparty	91
Short-term investments	$ 1,890